Virtus Global Opportunities Fund

and Virtus High Yield Fund,

each a series of Virtus Opportunities Trust

Supplement dated August 8, 2012 to the

Summary Prospectus and Statutory Prospectus dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

As of August 8, 2012, Virtus Global Opportunities Fund and Virtus High Yield Fund began offering Class I Shares, in addition to the Class A Shares, Class B Shares and Class C Shares already offered. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus Global Opportunities Fund

In the section “Fees and Expenses” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing both the “Shareholder Fees” table and the “Annual Fund Operating Expenses” table, and the footnotes following the tables, with the following:

	Class A	Class B	Class C	Class I

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%(a)	5.00%(b)	1.00%(b)	None

	Class A	Class B	Class C	Class I

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.57%	0.57%	0.57%	0.57%(c)

Total Annual Fund Operating Expenses	1.67%	2.42%	2.42%	1.42%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated.

In the section “Example” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing the table with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$735	$1,071	$1,430	$2,438
Class B	Sold	$645	$955	$1,291	$2,571
	Held	$245	$755	$1,291	$2,571
Class C	Sold	$345	$755	$1,291	$2,756
	Held	$245	$755	$1,291	$2,756
Class I	Sold or Held	$145	$449	$776	$1,702

After the second paragraph under “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add the following paragraph:

Class I Shares have not had a full calendar year of investment operations. Therefore, performance information for Class I Shares is not included.

Virtus High Yield Fund

In the section “Fees and Expenses” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing both the “Shareholder Fees” table and the “Annual Fund Operating Expenses” table, and the footnotes following the tables, with the following:

	Class A	Class B	Class C	Class I

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%(a)	5.00%(b)	1.00%(b)	None

	Class A	Class B	Class C	Class I

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.45%	0.45%	0.45%	0.45%(c)

Total Annual Fund Operating Expenses	1.35%	2.10%	2.10%	1.10%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated.

In the section “Example” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing the table with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$507	$787	$1,087	$1,938
Class B	Sold	$613	$858	$1,129	$2,240
	Held	$213	$658	$1,129	$2,240
Class C	Sold	$313	$658	$1,129	$2,431
	Held	$213	$658	$1,129	$2,431
Class I	Sold or Held	$112	$350	$606	$1,340

After the second paragraph under “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add the following paragraph:

Class I Shares have not had a full calendar year of investment operations. Therefore, performance information for Class I Shares is not included.